Interest, advances, promissory notes payable and loan payable (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Interest Advances Promissory Notes Payable And Loan Payable
Beginning balance	$ 3,041,966
Ending balance	3,091,966
Promissory notes received	405,350
Repayment of promissory notes	(405,350)
Transferred from promissory notes payable pursuant to private transaction	50,000
Balance, December 31, 2020 and 2021
Loan proceeds received (S$2,500,000)	1,779,250
Proceeds allocated to additional paid-in capital as benefit	(113,912)
Accreted interest on loan	23,315
Borrowing cost (recorded in interest expense)	72,834
Foreign exchange adjustment	81,495
Balance, December 31, 2022	$ 1,842,982